Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Supplementary cash flow information:
Cash paid for interest	$ 150,890	$ 164,393
Cash paid for income taxes, net of tax refund	65,168	83,138
deferred tax expense from stock options	2,915	545
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	64,453	31,589
Liabilities assumed	5,025	2,251
Noncontrolling interest	(8,073)	288
Notes assumed in connection with acquisition	47,156	7,569
Noncontrolling Interest Subject To Put Provisions	5,832	0
Cash Paid	(14,513)	(21,481)
Less cash acquired in acquisition	473	105
Net cash paid for acquisitions	(14,040)	(21,376)
Cash paid for investments	(4,541)	(112,848)
Cash paid for intangible assets	(3,315)	(2,933)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$ (21,896)	$ (137,157)